UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment           [ ] Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

This filing lists securities holdings reported on a Form 13F filed on March 31, 2001 pursuant to a request for confidential treatment for which confidential treatment expired on March 31, 2002

Institutional Investment Manager Filing this Report:

Name:    UBS O'Connor LLC
Address: 141 West Jackson Boulevard
         Chicago, IL 60604

13F File Number:   28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JAMES M. HNILO
Title: DIRECTOR OF COMPLIANCE
Phone: (312) 554-5243
Signature, Place, and Date of Signing:

/s/ JAMES M. HNILO, CHICAGO, IL   May 10, 2002


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  17
                                         --

Form 13F Information Table Value Total:  528,581
                                         -------


List of Other Included Managers:  None


CONFIDENTIAL TREATMENT REQUESTED - OPEN RISK ARBITRAGE POSITIONS

                                                        VALUE  SHRS OR   SHR/ PUT            INVEST        VOTING
         NAME OF ISSUER   TITLE/ CLASS       CUSIP     (X1000) PRN AMNT  PRN  CALL   MANG    DISCRT  SOLE   SHARED   OTHER
         --------------   ------------       -----     ------- --------   ---  ----  ----    ------  ----   ------   -----
AMERICAN GENERAL CORP          COM         026351106    37577    982400    SH        DEFINED     1      0    982400     0
DEUTSCHE TELEKON AG        SPONSOREDADR    251566105     6709    289300    SH        DEFINED     1      0    289300     0
ALZA CORP DEL                  COM         022615108   101108   2496500    SH        DEFINED     1      0   2496500     0
BERGEN BRUNSWIG CORP           CLA         083739102    26726   1610000    SH        DEFINED     1      0   1610000     0
CIT GROUP INC                  CLA         125577106    62083   2149700    SH        DEFINED     1      0   2149700     0
CHEVRON CORPORATION            COM         166751107    26437    301100    SH        DEFINED     1      0    301100     0
GPU INC                        COM         36225x100   107929   3321900    SH        DEFINED     1      0   3321900     0
MCDATA CORP                    CLA         580031201     2016    106807    SH        DEFINED     1      0    106807     0
NEWS CORP LTD                SPADRPFD      652487802     6189    231800    SH        DEFINED     1      0    231800     0
QUANTUM CORP                 COMHDDG       747906303      264     25000    SH        DEFINED     1      0     25000     0
RALSTON PURINA CO              COM         751277302    89603   2876500    SH        DEFINED     1      0   2876500     0
TOSCO CORP                    COMNEW       891490302      534     12500    SH        DEFINED     1      0     12500     0
US AIRWAYS GROUP INC           COM         911905107      259      7300    SH        DEFINED     1      0      7300     0


                             TOTAL MARKET VALUE =      467434



CONFIDENTIAL TREATMENT REQUESTED - CONVERTIBLE ARBITRAGE POSITIONS

                                                     VALUE   SHRS OR    SHR/   PUT           INVEST        VOTING
    NAME OF ISSUER       TITLE/ CLASS     CUSIP     (X1000)  PRN AMNT   PRN    CALL  MANG    DISCRT SOLE    SHARED   OTHER
    --------------       ------------     -----     -------  --------   ---    ----  ----    ------ ----    ------   -----

APACHE CORP               ACESCDP1/50    037411600   24650     500000    SH         DEFINED     1     0     500000     0
CIENA CORP               NTCONV3.75%08   171779AA9   22875   30000000    SH         DEFINED     1     0      3E+07     0
PRIDE INTL INC            SBDBCVZRO18    741932AB3    8032   18000000    SH         DEFINED     1     0     1.8E+07    0
XO COMMUNICATIONS INC     SBNTCV144A09   983764AA9    5590   13000000    SH         DEFINED     1     0     1.3E+07    0



                           TOTAL MARKET VALUE =      61147

